Finance result (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income
Income from financial investments and marketable securities	[1]	R$ 24,547	R$ 40,155	R$ 54,954
Finance income from contingencies	[2]	206,961	0	0
Finance income from indemnification assets		22,358	23,723	31,077
Other finance income		13,642	6,409	2,526
Finance income		267,508	70,287	88,557
Finance costs
Interest on bonds		(96,760)	(117,495)	(108,896)
Interest on account payables for business combinations		(59,334)	(65,207)	(65,725)
Interest on suppliers		(44,401)	(38,228)	(19,810)
Bank and collection fees		(1,412)	(5,715)	(3,891)
Interest on provision for tax, civil and labor losses		(38,218)	(58,265)	(52,891)
Interest on Lease Liabilities		(11,584)	(12,717)	(13,143)
Other finance costs		(9,127)	(7,301)	(5,968)
Finance costs		(260,836)	(304,928)	(270,324)
Total finance result		R$ 6,672	R$ (234,641)	R$ (181,767)

[1]	Income from marketable securities indexed at CDI.
[2]	As mentioned in note .a, the Company proceeded with the reversal of finance loss / interests from contingencies in the amount R$206,961, as a result of a change in the expected losses from proceedings to “remote”.